Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 4.66%
AB BSL CLO Series 2023-4A E 144A 12.453% (TSFR03M + 8.16%, Floor 8.16%) 4/20/36 #, •	250,000	$ 249,062
AGL CLO Series 2020-3A ER 144A 9.573% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	250,000	245,024
AIMCO CLO Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	150,000	147,026
Barings CLO Series 2024-2A E 144A 10.202% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	150,000	149,151
Bear Mountain Park CLO Series 2022-1A ER 144A 10.252% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	150,000	150,524
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	220,000	219,230
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.552% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	100,000	101,493
Carlyle US CLO Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	100,000	99,281
Dryden CLO Series 2022-109A ER 144A 9.659% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	250,000	247,438
Empower CLO Series 2022-1A ER 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	100,000	99,059
Golub Capital Partners CLO Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	200,000	199,111
Madison Park Funding XXX Series 2018-30A ER 144A 10.708% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	150,000	149,423
Magnetite XLV Series 2025-45A E 144A TBD (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	200,000	200,000
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	250,000	$ 247,290
OFSI BSL XIV CLO Series 2024-14A E 144A 12.033% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	100,000	98,431
OHA Credit Funding Series 2021-9A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	100,000	100,304
Palmer Square CLO Series 2024-2A D2 144A 8.643% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	250,000	251,941
Sound Point CLO Series 2025-1RA E 144A 11.859% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	250,000	247,520
Storm King Park CLO Series 2022-1A ER 144A 10.452% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	100,000	99,311
Total Collateralized Debt Obligations (cost $3,327,846)		3,300,619

Corporate Bonds — 85.64%
Automotive — 3.44%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	408,747
Clarios Global 144A 6.75% 2/15/30 #	272,000	274,829
Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	539,452
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	353,261
Phinia 144A 6.625% 10/15/32 #	174,000	170,902
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	353,376
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	332,992
		2,433,559
Banking — 2.68%
Banco Santander 8.00% 2/1/34 μ, ψ	525,000	546,596
NQ-VIPFFI [0325] 0525 (4472038)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of Montreal 7.70% 5/26/84 μ	265,000	$ 269,938
Barclays 7.625% 3/15/35 μ, ψ	545,000	534,343
Deutsche Bank 6.00% 10/30/25 μ, ψ	550,000	545,208
		1,896,085
Basic Industry — 7.72%
Alumina Pty 144A 6.125% 3/15/30 #	250,000	249,570
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	229,694
Capstone Copper 144A 6.75% 3/31/33 #	457,000	455,604
Celanese US Holdings
6.50% 4/15/30	27,000	26,827
6.75% 4/15/33	224,000	217,661

Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	485,213
Constellium 144A 6.375% 8/15/32 #	550,000	537,608
FMG Resources August 2006 144A 5.875% 4/15/30 #	330,000	326,167
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	220,000	235,590
NOVA Chemicals 144A 7.00% 12/1/31 #	129,000	134,597
Novelis
144A 3.875% 8/15/31 #	95,000	82,683
144A 4.75% 1/30/30 #	975,000	910,002

Olin 144A 6.625% 4/1/33 #	270,000	262,673
Olympus Water US Holding 144A 9.75% 11/15/28 #	345,000	358,616
Quikrete Holdings 144A 6.75% 3/1/33 #	365,000	363,671
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	365,313
Standard Industries 144A 3.375% 1/15/31 #	255,000	221,923
		5,463,412
Capital Goods — 6.57%
Amentum Holdings 144A 7.25% 8/1/32 #	465,000	457,915
Amsted Industries 144A 6.375% 3/15/33 #	255,000	253,940
Arcosa 144A 6.875% 8/15/32 #	180,000	182,637
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	197,392
144A 4.00% 9/1/29 #	230,000	196,162
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.25% 7/1/31 #	175,000	$ 175,814
144A 8.75% 11/15/30 #	310,000	327,221

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	240,000	243,562
Esab 144A 6.25% 4/15/29 #	365,000	370,783
Goat Holdco 144A 6.75% 2/1/32 #	170,000	166,540
Manitowoc 144A 9.25% 10/1/31 #	180,000	185,254
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	245,000	240,406
144A 9.25% 4/15/27 #	190,000	179,459
Sealed Air
144A 6.50% 7/15/32 #	130,000	131,715
144A 7.25% 2/15/31 #	90,000	93,276

Terex 144A 6.25% 10/15/32 #	350,000	339,900
TransDigm
144A 6.625% 3/1/32 #	275,000	278,848
144A 6.875% 12/15/30 #	615,000	629,050
		4,649,874
Consumer Goods — 1.03%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	370,000	379,476
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	180,848
144A 9.625% 9/15/32 #	165,000	169,972
		730,296
Electric — 2.17%
Lightning Power 144A 7.25% 8/15/32 #	440,000	453,380
NRG Energy 144A 6.25% 11/1/34 #	365,000	359,631
Vistra
144A 7.00% 12/15/26 #, μ, ψ	345,000	349,639
144A 8.00% 10/15/26 #, μ, ψ	365,000	375,800
		1,538,450
Energy — 11.08%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	356,718
Civitas Resources 144A 8.625% 11/1/30 #	355,000	366,556
EQM Midstream Partners 144A 4.75% 1/15/31 #	807,000	776,529
Expand Energy 5.375% 3/15/30	500,000	496,704
Genesis Energy
7.75% 2/1/28	175,000	176,865
7.875% 5/15/32	85,000	85,680

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	370,312

2    NQ-VIPFFI [0325] 0525 (4472038)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	$ 495,092
144A 6.00% 2/1/31 #	208,000	194,583
144A 6.25% 4/15/32 #	83,000	77,649

Matador Resources 144A 6.25% 4/15/33 #	260,000	254,262
Murphy Oil 6.00% 10/1/32	139,000	133,851
Nabors Industries
144A 8.875% 8/15/31 #	145,000	126,047
144A 9.125% 1/31/30 #	95,000	95,123

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	351,176
Noble Finance II 144A 8.00% 4/15/30 #	275,000	275,014
NuStar Logistics
6.00% 6/1/26	267,000	268,394
6.375% 10/1/30	278,000	281,264

Rockies Express Pipeline 144A 6.75% 3/15/33 #	269,000	273,841
SM Energy
144A 6.75% 8/1/29 #	125,000	123,256
144A 7.00% 8/1/32 #	165,000	162,095

Sunoco 144A 7.25% 5/1/32 #	200,000	206,722
Transocean
144A 8.00% 2/1/27 #	444,000	442,611
144A 8.50% 5/15/31 #	165,000	160,475
USA Compression Partners
6.875% 9/1/27	255,000	255,398
144A 7.125% 3/15/29 #	140,000	142,488
Venture Global LNG
144A 7.00% 1/15/30 #	175,000	172,533
144A 8.375% 6/1/31 #	340,000	345,068

Weatherford International 144A 8.625% 4/30/30 #	375,000	381,027
		7,847,333
Financial Services — 5.81%
Air Lease 4.65% 6/15/26 μ, ψ	450,000	438,862
Azorra Finance 144A 7.75% 4/15/30 #	375,000	374,193
Block 144A 6.50% 5/15/32 #	270,000	273,060
California Buyer 144A 6.375% 2/15/32 #	247,000	239,778
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	347,470
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	365,000	370,415
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	188,194
144A 6.625% 10/15/31 #	400,000	396,148

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)

OneMain Finance 6.625% 5/15/29	251,000	$ 251,783
Opal Bidco 6.50% 3/31/32	320,000	320,000
PennyMac Financial Services 144A 6.875% 2/15/33 #	255,000	253,725
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	199,339
144A 7.125% 8/10/34 #, μ, ψ	200,000	197,223

UWM Holdings 144A 6.625% 2/1/30 #	267,000	265,074
		4,115,264
Healthcare — 5.78%
Acadia Healthcare 144A 7.375% 3/15/33 #	360,000	360,095
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	187,777
Avantor Funding 144A 3.875% 11/1/29 #	425,000	392,729
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	380,713
CHS
144A 4.75% 2/15/31 #	470,000	372,086
144A 6.125% 4/1/30 #	90,000	54,052
144A 6.875% 4/15/29 #	90,000	58,454
DaVita
144A 3.75% 2/15/31 #	240,000	209,152
144A 4.625% 6/1/30 #	210,000	193,492

Grifols 144A 4.75% 10/15/28 #	270,000	249,652
Medline Borrower
144A 3.875% 4/1/29 #	385,000	360,136
144A 5.25% 10/1/29 #	260,000	249,669

Organon & Co. 144A 5.125% 4/30/31 #	435,000	379,614
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	285,000	277,466
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	366,349
		4,091,436
Insurance — 4.16%
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	433,275
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	237,428
144A 8.125% 2/15/32 #	220,000	222,532
HUB International
144A 5.625% 12/1/29 #	390,000	377,629
144A 7.375% 1/31/32 #	350,000	356,583

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	650,000	683,280
NQ-VIPFFI [0325] 0525 (4472038)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Panther Escrow Issuer 144A 7.125% 6/1/31 #	360,000	$ 367,049
USI 144A 7.50% 1/15/32 #	265,000	270,678
		2,948,454
Leisure — 4.74%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	392,307
Caesars Entertainment
144A 6.00% 10/15/32 #	370,000	345,848
144A 6.50% 2/15/32 #	180,000	179,548
144A 7.00% 2/15/30 #	275,000	278,939
Carnival
144A 5.75% 3/1/27 #	110,000	110,138
144A 6.00% 5/1/29 #	365,000	362,672
144A 6.125% 2/15/33 #	263,000	259,368

Life Time 144A 6.00% 11/15/31 #	365,000	362,121
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	597,000	594,909
Scientific Games Holdings 144A 6.625% 3/1/30 #	212,000	200,154
Six Flags Entertainment 144A 6.625% 5/1/32 #	270,000	272,455
		3,358,459
Media — 9.61%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	195,000	170,981
AMC Networks 4.25% 2/15/29	450,000	338,243
Arches Buyer 144A 6.125% 12/1/28 #	215,000	189,097
CCO Holdings
144A 4.50% 8/15/30 #	875,000	797,280
4.50% 5/1/32	120,000	104,256
144A 5.375% 6/1/29 #	365,000	353,487

Cimpress 144A 7.375% 9/15/32 #	255,000	234,643
CMG Media 144A 8.875% 6/18/29 #	400,000	346,000
CSC Holdings
144A 4.50% 11/15/31 #	200,000	145,282
144A 5.00% 11/15/31 #	240,000	113,719

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	459,000	158,355
Gray Media
144A 4.75% 10/15/30 #	180,000	114,345
144A 5.375% 11/15/31 #	840,000	525,446

McGraw-Hill Education 144A 7.375% 9/1/31 #	433,000	435,826
Midcontinent Communications 144A 8.00% 8/15/32 #	345,000	349,265
Nexstar Media 144A 4.75% 11/1/28 #	505,000	473,391
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	$ 873,158
Snap 144A 6.875% 3/1/33 #	360,000	360,299
Stagwell Global 144A 5.625% 8/15/29 #	380,000	362,265
Univision Communications 144A 7.375% 6/30/30 #	375,000	358,658
		6,803,996
Real Estate — 1.40%
Forestar Group 144A 6.50% 3/15/33 #	180,000	176,392
Iron Mountain
144A 5.25% 3/15/28 #	460,000	449,933
144A 5.25% 7/15/30 #	260,000	249,536

Starwood Property Trust 144A 6.50% 7/1/30 #	114,000	114,183
		990,044
Retail — 4.17%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	84,426
4.75% 3/1/30	320,000	299,658
Bath & Body Works
6.875% 11/1/35	295,000	299,151
6.95% 3/1/33	200,000	204,473
Carvana
PIK 144A 9.00% 6/1/30 #, >	138,450	146,701
PIK 144A 9.00% 6/1/31 #, >>	137,388	152,778

Magnera 144A 7.25% 11/15/31 #	435,000	423,605
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	400,168
PetSmart 144A 7.75% 2/15/29 #	540,000	496,322
Victra Holdings 144A 8.75% 9/15/29 #	435,000	449,238
		2,956,520
Services — 3.86%
ADT Security 144A 4.125% 8/1/29 #	470,000	441,800
Avis Budget Car Rental 144A 5.75% 7/15/27 #	100,000	96,565
Prime Security Services Borrower 144A 5.75% 4/15/26 #	167,000	166,890
Resideo Funding 144A 6.50% 7/15/32 #	310,000	309,647
S&S Holdings 144A 8.375% 10/1/31 #	260,000	245,938
United Rentals North America 3.875% 2/15/31	390,000	354,199
Waste Pro USA 144A 7.00% 2/1/33 #	175,000	176,028

4    NQ-VIPFFI [0325] 0525 (4472038)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	$ 586,111
Williams Scotsman 144A 6.625% 4/15/30 #	355,000	359,107
		2,736,285
Technology & Electronics — 3.76%
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	559,363
CommScope 144A 8.25% 3/1/27 #	255,000	241,789
CommScope Technologies 144A 5.00% 3/15/27 #	115,000	103,415
Entegris
144A 4.75% 4/15/29 #	212,000	204,565
144A 5.95% 6/15/30 #	230,000	229,095

Seagate HDD Cayman 5.75% 12/1/34	210,000	204,149
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	529,048
UKG 144A 6.875% 2/1/31 #	480,000	487,284
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	101,292
		2,660,000
Telecommunications — 6.06%
Connect Finco 144A 9.00% 9/15/29 #	295,000	269,329
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	351,998
144A 6.50% 10/1/28 #	480,000	464,021
Frontier Communications Holdings
5.875% 11/1/29	200,000	200,222
144A 6.00% 1/15/30 #	755,000	757,255
144A 6.75% 5/1/29 #	255,000	256,482

Iliad Holding 144A 8.50% 4/15/31 #	600,000	629,869
Rogers Communications 7.125% 4/15/55 μ	310,000	309,067
Sable International Finance 144A 7.125% 10/15/32 #	400,000	384,251
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	422,115
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	247,974
		4,292,583
Transportation — 1.60%
Air Canada 144A 3.875% 8/15/26 #	410,000	401,239
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Genesee & Wyoming 144A 6.25% 4/15/32 #	730,000	$ 730,339
		1,131,578
Total Corporate Bonds (cost $62,469,600)		60,643,628

Loan Agreements — 7.43%
Automotive — 0.19%
Clarios Global 7.075% (SOFR01M + 2.75%) 1/28/32 •	135,000	133,481
		133,481
Basic Industry — 1.47%
Form Technologies 1st Lien 10.043% (SOFR03M + 5.75%) 7/19/30 •	158,000	154,840
Hunter Douglas Holding Tranche B1 7.549% (SOFR03M + 3.25%) 1/17/32 •	183,521	176,639
Ineos Quattro Holdings UK Tranche B 8.575% (SOFR01M + 4.25%) 10/1/31 •	175,000	164,609
Usalco 8.299% (SOFR03M + 4.00%) 9/30/31 •	153,736	153,928
Vantage Specialty Chemicals 1st Lien 9.069% (SOFR01M + 4.75%) 10/26/26 •	400,872	386,967
		1,036,983
Capital Goods — 1.18%
Clydesdale Acquisition Holdings TBD Tranche B 3/27/32 X	53,935	53,682
Lsf12 Crown Us Commercial Bidco 8.569% (SOFR01M + 4.25%) 12/2/31 •	199,000	195,849
SPX Flow Tranche B 7.325% (SOFR01M + 3.00%) 4/5/29 •	235,000	234,964
SunSource Borrower 8.425% (SOFR01M + 4.10%) 3/25/31 •	366,300	352,335
		836,830
Electric — 0.00%
Calpine 6.075% (SOFR01M + 1.75%) 2/15/32 •	452	451
		451
Healthcare — 1.79%
Bausch & Lomb 7.672% (SOFR01M + 3.35%) 5/10/27 •	363,460	362,518
Cotiviti 7.625% 5/1/31	361,000	359,646
Heartland Dental 8.825% (SOFR01M + 4.50%) 4/28/28 •	544,500	544,160
		1,266,324
NQ-VIPFFI [0325] 0525 (4472038)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)

Loan Agreements (continued)
Leisure — 0.52%
Scientific Games Holdings TBD 4/4/29 X	371,724	$ 369,827
		369,827
Media — 0.04%
Univision Communications 1st Lien 8.549% (SOFR03M + 4.25%) 6/24/29 •	31,124	30,657
		30,657
Retail — 0.28%
Flynn Restaurant Group 8.075% (SOFR01M + 3.75%) 1/28/32 •	200,000	195,750
		195,750
Services — 0.47%
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	378,100	334,753
		334,753
Technology & Electronics — 1.49%
Applied Systems 2nd Lien 8.799% (SOFR03M + 4.50%) 2/23/32 •	341,000	349,952
Clover Holdings 2 TBD 12/9/31 X	400,000	402,000
Commscope TBD 12/17/29 X	175,000	174,526
Icon Parent I 2nd Lien 9.315% (SOFR03M + 5.00%) 11/12/32 •	130,000	130,081
		1,056,559
Total Loan Agreements (cost $5,310,450)		5,261,615
	Number of shares
Short-Term Investments — 2.19%
Money Market Mutual Funds — 2.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	386,978	386,978
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	386,980	386,980
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	386,979	386,979
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	386,979	$ 386,979
Total Short-Term Investments (cost $1,547,916)		1,547,916

Total Value of Securities—99.92% (cost $72,655,812)		70,753,778
Receivables and Other Assets Net of Liabilities—0.08%		60,123
Net Assets Applicable to 12,519,006 Shares Outstanding—100.00%		$70,813,901
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $56,428,194, which represents 79.69% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can
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be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 3/27/32 X	$943	$938	$943	$(5)
Usalco TBD 9/30/31 X,•	15,879	15,899	15,879	20
Total	$16,822	$16,837	$16,822	$15
Summary of abbreviations:
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
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